Interest and Finance Costs, Net (Tables)	12 Months Ended
Dec. 31, 2018
Interest And Finance Costs Net
Schedule of Interest and Finance Costs

The amounts in the accompanying consolidated statements of comprehensive loss are analyzed as follows:

	For the years ended December 31,
	2016	2017	2018
Interest on long-term debt (Note 7)	$2,577	$2,674	$3,835
Interest on promissory note (Note 3)	69	70	213
Long-term debt prepayment fees	—	—	56
Amortization and write-off of financing costs	164	153	386
Total	$2,810	$2,897	$4,490